16. Stock options (Details) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Number of options
Outstanding, beginning of year	36,255	46,182	94,958
Granted	0	0	0
Cancelled/Expired	(36,255)	(9,927)	(39,517)
Exercised	0	0	(9,259)
Outstanding, end of year	0	36,255	46,182
Exercisable, end of year	0	36,255	46,182
Weighted average exercise price
Options Outstanding, Beginning	$ 3.36	$ 3.36	$ 4.68
Options Granted	$ 0	$ 0	$ 0
Options cancelled/ expired	$ (3.36)	$ (3.47)	$ (6.38)
Options Exercised	$ 0	$ 0	$ (3.52)
Options Outstanding, Ending	$ 0	$ 3.36	$ 3.36
Options Exercisable, Ending	$ 0	$ 3.36	$ 3.36